Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 9 — Fair Value Measurements
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2022 and December 31, 2021 by level within the fair value hierarchy:
March 31, 2022:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets — Investments held in Trust Account:
Mutual funds (1)	$58,087,513	$—	$—
Liabilities:
Derivative warrant liabilities — Private	$—	$—	$52,500

(1)	Excludes $16 of cash balance held within the Trust Account
December 31, 2021:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets — Investments held in Trust Account:
Mutual funds	$12,076	$—	$—
U.S. Treasury Securities	$58,073,257	$—	$—
Liabilities:
Derivative warrant liabilities — Private	$—	$—	$49,660
Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. There were no transfers between levels of the fair value hierarchy during the three months ended March 31, 2022 and 2021.
Level 1 assets include investments in mutual funds invested in government securities and U.S. Treasury Securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.
The fair value of the Private Placement Warrants are measured using a Monte Carlo simulation. For the three months ended March 31, 2022 and 2021, the Company recognized non-operating
losses of approximately $3,000 and $49,000, respectively, in the condensed consolidated statements of operations resulting from increases in the fair value of derivative warrant liabilities.
The estimated fair value of the Private Placement Warrants is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S.
Treasury zero-coupon yield
curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of March 31, 2022	As of December 31, 2021
Volatility	4.8%	7.2%
Stock price	$10.08	$10.01
Expected life of the options to convert	5.3	5.5
Risk-free rate	2.42%	1.31%
Dividend yield	0.0%	0.0%
The change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs, for the three months ended March 31, 2022 and 2022, are summarized as follows:

Level 3—Derivative warrant liabilities at December 31, 2020	$—
Issuance of Private Warrants	159,560
Change in fair value of derivative warrant liabilities	49,160

Level 3—Derivative warrant liabilities at March 31, 2021	$208,720

Level 3—Derivative warrant liabilities at January 1, 2022	$49,650
Change in fair value of derivative warrant liabilities	2,850

Level 3—Derivative warrant liabilities at March 31, 2022	$52,500

NOTE 9 — FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 by level within the fair value hierarchy:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets — Investments held in Trust Account:
Mutual funds	$12,076	$—	$—
U.S. Treasury Securities	$58,073,257	$—	$—
Liabilities:
Derivative warrant liabilities — Private	$—	$—	$49,660
Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. There were no transfers between levels of the fair value hierarchy during the year ended December 31, 2021.
Level 1 assets include investments in mutual funds invested in government securities and U.S. Treasury Securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.
The fair value of the Private Placement Warrants are measured using a Monte Carlo simulation. For the year ended December 31, 2021, the Company incurred a non-operating
gain resulting from a decrease in the fair value of derivative warrant liabilities of approximately $110,000, which is presented as change in fair value of derivative warrant liabilities on the accompanying statements of operations.
The estimated fair value of the Private Placement Warrants is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

	As of February 2, 2021	As of December 31, 2021
Volatility	24.1%	7.2%
Stock price	$9.36	$10.01
Expected life of the options to convert	5.92	5.5
Risk-free rate	0.57%	1.31%
Dividend yield	0.0%	0.0%
The change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs, for the year ended December 31, 2021 is summarized as follows:

Level 3 — Derivative warrant liabilities at January 1, 2021	$—
Issuance of Private Warrants	159,560
Change in fair value of derivative warrant liabilities	(109,900)

Level 3 — Derivative warrant liabilities at December 31, 2021	$49,660